UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
––––––––––––––––––
FORM N-PX
––––––––––––––––––
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-23299
––––––––––––––––––
OFS Credit Company, Inc.
(Exact name of registrant as specified in charter)
––––––––––––––––––
10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Address of principal executive offices)
Bilal Rashid
Chief Executive Officer
OFS Credit Company, Inc.
10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Name and address of agent for service)
––––––––––––––––––
Registrant’s telephone number, including area code: (847) 734-2000
Date of fiscal year end: October 31
Date of reporting period: July 1, 2022 - June 30, 2023

Item 1. Proxy Voting Record.

Issuer Name: Zais CLO 3, Ltd.
Meeting Date: December 15, 2022
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 98887JAE0
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
1	OCCI elected to take no action on the amendment for a key personnel change.	Manager	Take no action	Abstained	Manager

Issuer Name: Zais CLO 3, Ltd.
Meeting Date: December 15, 2022
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 98887KAA5
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
2	OCCI elected to take no action on the amendment for a key personnel change.	Manager	Take no action	Abstained	Manager

Issuer Name: Zais CLO 3, Ltd.
Meeting Date: June 10, 2023
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 98887JAE0
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
3	OCCI elected to take no action on the amendment to convert the reference rate from LIBOR to SOFR.	Manager	Take no action	Abstained	Manager

Issuer Name: Zais CLO 3, Ltd.
Meeting Date: June 10, 2023
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 98887KAA5
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
4	OCCI elected to take no action on the amendment to convert the reference rate from LIBOR to SOFR.	Manager	Take no action	Abstained	Manager

Issuer Name: Webster Park CLO, Ltd.
Meeting Date: June 22, 2023
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 948210AC3
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. (“OCCI”) Recommendation	Vote Cast	Sponsor
5	OCCI elected to take no action on the amendment to convert the reference rate from LIBOR to SOFR.	Manager	Take no action	Abstained	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
Bilal Rashid
Chief Executive Officer
Date: August 17, 2023